UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 04178 )

Exact name of registrant as specified in charter: Putnam American Government Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30, 2007

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments:

Putnam American Government Income Fund

The fund's portfolio
12/31/06 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (11.4%)(a)

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.1%)
Government National Mortgage Association Adjustable
Rate Mortgages 4 1/2s, August 20, 2034	$12,704,846	$12,600,597
Government National Mortgage Association Pass-Through
Certificates
8s, with due dates from April 15, 2030 to May 15, 2030	92,838	97,241
7 1/2s, with due dates from February 15, 2022 to
September 15, 2030	5,503,403	5,794,658
7s, with due dates from November 15, 2022 to
January 15, 2031	278,264	289,123
6 1/2s, with due dates from December 15, 2031 to
April 15, 2033	222,480	228,990
6 1/2s, TBA, January 1, 2037	900,000	919,898
6s, with due dates from October 15, 2023 to
January 15, 2029	134,187	136,081
4 1/2s, TBA, January 1, 2037	1,950,000	1,827,820
		21,894,408

U.S. Government Agency Mortgage Obligations (8.3%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
7 1/2s, October 1, 2029	2,152,006	2,241,533
7 1/2s, TBA, January 1, 2037	1,300,000	1,343,672
6s, with due dates from December 1, 2013 to
September 1, 2021	1,817,217	1,841,520
6s, TBA, January 1, 2022	1,800,000	1,823,344
5 1/2s, with due dates from July 1, 2019 to
August 1, 2019	854,020	854,621
4 1/2s, TBA, January 1, 2037	3,100,000	2,902,617
Federal National Mortgage Association Pass-Through
Certificates
7 1/2s, TBA, January 1, 2037	1,300,000	1,342,453
7s, with due dates from November 1, 2022 to
January 1, 2036	5,389,251	5,538,138
6 1/2s, February 1, 2034	14,952	15,244
6 1/2s, with due dates from February 1, 2016 to
February 1, 2017	271,902	278,040
6 1/2s, TBA, January 1, 2037	2,300,000	2,342,945
6s, with due dates from July 1, 2021 to July 1, 2036	3,813,995	3,867,429
6s, with due dates from July 1, 2011 to June 1, 2021	4,182,312	4,242,913
5 1/2s, with due dates from February 1, 2036 to
December 1, 2036	4,461,067	4,410,194
5 1/2s, with due dates from December 1, 2011 to
February 1, 2021	1,872,781	1,875,420
5s, with due dates from September 1, 2035 to
April 1, 2036	13,670,668	13,210,145
5s, March 1, 2021	109,591	107,716
4 1/2s, with due dates from August 1, 2020 to
April 1, 2021	6,098,851	5,886,278
4 1/2s, TBA, January 1, 2037	3,750,000	3,512,109
4s, with due dates from May 1, 2019 to
September 1, 2020	917,828	865,024
		58,501,355
Total U.S. government and agency mortgage obligations (cost $80,361,861)		$80,395,763

U.S. GOVERNMENT AGENCY OBLIGATIONS (9.9%)(a)

	Principal amount	Value
Fannie Mae
6 1/8s, March 15, 2012	$4,000,000	$4,210,533
4 1/4s, August 15, 2010	13,700,000	13,394,890
Federal Home Loan Bank 5 1/2s, January 28, 2008	12,850,000	12,886,254
Freddie Mac
6 7/8s, September 15, 2010	8,053,000	8,577,020
6 5/8s, September 15, 2009	29,420,000	30,630,156

Total U.S. government agency obligations (cost $70,921,973)		$69,698,853

U.S. TREASURY OBLIGATIONS (22.0%)(a)

	Principal amount	Value
U.S. Treasury Bonds
8s, November 15, 2021	$16,475,000	$21,837,098
7 1/2s, November 15, 2016	10,948,000	13,306,952
6 1/4s, May 15, 2030	10,723,000	12,780,476
6 1/8s, August 15, 2029	2,600,000	3,040,375
6s, February 15, 2026	45,670,000	51,785,503
U.S. Treasury Notes
4 1/4s, August 15, 2013	50,941,000	49,675,432
4 1/8s, August 15, 2010	3,280,000	3,218,244

Total U.S. treasury obligations (cost $150,007,891)		$155,644,080

COLLATERALIZED MORTGAGE OBLIGATIONS (32.4%)(a)

	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 06-2, Class A4, 5.741s, 2045	$2,725,000	$2,815,858
Ser. 06-4, Class A4, 5.634s, 2046	300,000	305,487
Ser. 06-5, Class A4, 5.414s, 2047	352,000	352,784
Ser. 04-3, Class A5, 5.303s, 2039	180,000	181,996
Commercial Mortgage Pass-Through Certificates
Ser. 06-C7, Class A4, 5.769s, 2046	292,000	302,334
Ser. 04-LB2A, Class A4, 4.715s, 2039	5,382,000	5,171,900
Countrywide Alternative Loan Trust
Ser. 06-OA10, Class XBI, Interest Only (IO), 2.282s,
2046	5,947,510	258,345
IFB Ser. 06-6CB, Class 1A3, IO, zero %, 2036	8,008,816	16,268
Credit Suisse Mortgage Capital Certificates Ser.
06-C4, Class A3, 5.467s, 2039	585,000	589,037
CS First Boston Mortgage Securities Corp. Ser. 05-C4,
Class A5, 5.104s, 2038	3,901,000	3,836,407
Fannie Mae
IFB Ser. 06-70, Class BS, 14.3s, 2036	147,175	174,007
Ser. 03-W6, Class PT1, 9.847s, 2042	2,623,699	2,803,049
IFB Ser. 06-62, Class PS, 7.8s, 2036	877,341	971,893
IFB Ser. 06-76, Class QB, 7.5s, 2036	1,055,776	1,153,498
Ser. 05-W3, Class 1A, 7 1/2s, 2045	2,184,153	2,301,082
Ser. 04-W8, Class 3A, 7 1/2s, 2044	3,170,511	3,331,431
Ser. 04-W11, Class 1A4, 7 1/2s, 2044	2,797,499	2,937,753
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	1,561,940	1,639,503
Ser. 04-W9, Class 2A3, 7 1/2s, 2044	2,263,562	2,373,743
Ser. 03-W4, Class 4A, 7 1/2s, 2042	557,902	581,300
Ser. 02-T18, Class A4, 7 1/2s, 2042	984,885	1,027,987
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	1,563,065	1,631,475
Ser. 02-T16, Class A3, 7 1/2s, 2042	7,390,694	7,712,548
Ser. 02-T19, Class A3, 7 1/2s, 2042	22,035	23,004
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	289,586	302,269
Ser. 02-T12, Class A3, 7 1/2s, 2042	23,027	23,956
Ser. 02-W4, Class A5, 7 1/2s, 2042	3,245,977	3,380,367
Ser. 02-W1, Class 2A, 7 1/2s, 2042	51,970	53,998
Ser. 02-14, Class A2, 7 1/2s, 2042	163,984	170,974
Ser. 01-T10, Class A2, 7 1/2s, 2041	2,004,706	2,083,382
Ser. 02-T4, Class A3, 7 1/2s, 2041	799,025	830,719
Ser. 02-T6, Class A2, 7 1/2s, 2041	780,888	809,715
Ser. 01-T12, Class A2, 7 1/2s, 2041	1,082,050	1,123,363
Ser. 01-T8, Class A1, 7 1/2s, 2041	342,170	354,656
Ser. 01-T7, Class A1, 7 1/2s, 2041	5,340,360	5,537,552
Ser. 01-T3, Class A1, 7 1/2s, 2040	50,181	52,084
Ser. 99-T2, Class A1, 7 1/2s, 2039	110,064	115,496
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	1,093,777	1,139,408
Ser. 02-T1, Class A3, 7 1/2s, 2031	911,692	949,471
Ser. 00-T6, Class A1, 7 1/2s, 2030	1,410,044	1,468,997
Ser. 02-W7, Class A5, 7 1/2s, 2029	90,561	94,413
Ser. 01-T4, Class A1, 7 1/2s, 2028	96,904	101,892
Ser. 02-W3, Class A5, 7 1/2s, 2028	907,656	946,346
IFB Ser. 06-63, Class SP, 7.2s, 2036	1,146,055	1,248,275
IFB Ser. 06-60, Class TK, 7.2s, 2036	282,905	297,118
Ser. 02-26, Class A1, 7s, 2048	1,462,399	1,507,812
Ser. 04-W12, Class 1A3, 7s, 2044	806,584	836,778
Ser. 04-T3, Class 1A3, 7s, 2044	1,705,235	1,767,882
Ser. 04-T2, Class 1A3, 7s, 2043	593,620	615,445
Ser. 03-W8, Class 2A, 7s, 2042	5,832,990	6,033,084
Ser. 03-W3, Class 1A2, 7s, 2042	561,092	578,932
Ser. 02-T16, Class A2, 7s, 2042	4,062,182	4,190,761
Ser. 02-T19, Class A2, 7s, 2042	2,548,963	2,631,217
Ser. 02-14, Class A1, 7s, 2042	1,714,406	1,765,432
Ser. 01-T10, Class A1, 7s, 2041	1,103,722	1,135,036
Ser. 02-T4, Class A2, 7s, 2041	2,906,013	2,988,696
Ser. 01-W3, Class A, 7s, 2041	484,576	500,124
Ser. 04-W1, Class 2A2, 7s, 2033	4,160,607	4,310,971
IFB Ser. 06-104, Class ES, 6.7s, 2036	543,286	579,074
IFB Ser. 06-104, Class CS, 5.625s, 2036	649,992	664,910
IFB Ser. 05-74, Class CS, 5.308s, 2035	1,551,652	1,564,086
IFB Ser. 05-74, Class CP, 5.133s, 2035	1,361,113	1,388,498
IFB Ser. 05-76, Class SA, 5.133s, 2034	965,098	968,565
IFB Ser. 06-27, Class SP, 4.95s, 2036	876,000	888,559
IFB Ser. 06-8, Class HP, 4.95s, 2036	1,067,162	1,075,895
IFB Ser. 06-8, Class WK, 4.95s, 2036	1,645,005	1,641,934
IFB Ser. 05-106, Class US, 4.95s, 2035	1,639,167	1,666,741
IFB Ser. 05-99, Class SA, 4.95s, 2035	814,062	813,550
IFB Ser. 05-114, Class SP, 4.868s, 2036	462,155	444,824
IFB Ser. 05-74, Class DM, 4.767s, 2035	1,577,507	1,577,747
IFB Ser. 06-60, Class CS, 4.473s, 2036	499,171	481,453
IFB Ser. 05-95, Class CP, 3.99s, 2035	127,100	125,557
IFB Ser. 05-106, Class JC, 3.535s, 2035	710,209	649,103
IFB Ser. 05-83, Class QP, 3.484s, 2034	528,335	494,209
IFB Ser. 05-57, Class MN, 3.226s, 2035	1,151,327	1,105,163
IFB Ser. 03-66, Class SA, IO, 2.3s, 2033	1,440,766	107,827
IFB Ser. 03-48, Class S, IO, 2.2s, 2033	634,340	46,884
IFB Ser. 05-113, Class DI, IO, 1.88s, 2036	52,715,398	2,965,651
IFB Ser. 03-122, Class SA, IO, 1 3/4s, 2028	2,793,099	130,346
IFB Ser. 05-65, Class KI, IO, 1.65s, 2035	26,167,212	1,295,897
IFB Ser. 05-90, Class SP, IO, 1.4s, 2035	2,561,749	149,350
IFB Ser. 05-82, Class SY, IO, 1.38s, 2035	6,881,630	333,348
IFB Ser. 05-95, Class CI, IO, 1.35s, 2035	1,686,530	103,125
IFB Ser. 05-84, Class SG, IO, 1.35s, 2035	2,915,927	170,645
IFB Ser. 05-69, Class AS, IO, 1.35s, 2035	748,517	39,765
IFB Ser. 04-92, Class S, IO, 1.35s, 2034	2,346,083	119,509

IFB Ser. 05-104, Class SI, IO, 1.35s, 2033	3,974,477	221,976
IFB Ser. 05-83, Class QI, IO, 1.34s, 2035	439,901	28,921
IFB Ser. 05-92, Class SC, IO, 1.33s, 2035	3,969,864	225,067
IFB Ser. 05-83, Class SL, IO, 1.32s, 2035	5,326,520	260,381
IFB Ser. 06-20, Class IG, IO, 1.3s, 2036	9,567,436	386,403
IFB Ser. 06-44, Class IS, IO, 1 1/4s, 2036	135,372	7,234
IFB Ser. 06-45, Class SM, IO, 1 1/4s, 2036	2,319,190	92,397
IFB Ser. 06-20, Class IB, IO, 1.24s, 2036	4,099,858	159,503
IFB Ser. 05-95, Class OI, IO, 1.24s, 2035	247,146	16,360
IFB Ser. 06-85, Class TS, IO, 1.21s, 2036	1,983,295	77,946
IFB Ser. 06-61, Class SE, IO, 1.2s, 2036	451,510	15,803
IFB Ser. 03-124, Class ST, IO, 1.15s, 2034	980,631	40,757
IFB Ser. 03-112, Class SA, IO, 1.15s, 2028	1,410,269	39,155
Ser. 03-W10, Class 1A, IO, 0.978s, 2043	26,141,391	367,524
Ser. 03-W10, Class 3A, IO, 0.97s, 2043	31,031,109	503,329
IFB Ser. 05-67, Class BS, IO, 0.8s, 2035	1,949,525	56,049
IFB Ser. 05-74, Class SE, IO, 0 3/4s, 2035	7,820,296	205,966
IFB Ser. 05-82, Class SI, IO, 0 3/4s, 2035	6,313,689	189,411
IFB Ser. 05-74, Class NI, IO, 0.73s, 2035	7,373,704	302,569
IFB Ser. 05-87, Class SE, IO, 0.7s, 2035	11,532,909	341,764
IFB Ser. 04-54, Class SW, IO, 0.65s, 2033	885,361	23,505
Ser. 01-T12, Class IO, 0.568s, 2041	3,378,000	43,180
Ser. 03-W2, Class 1, IO, 0.47s, 2042	1,389,619	15,551
Ser. 01-50, Class B1, IO, 0.461s, 2041	5,707,932	50,474
Ser. 02-T4, IO, 0.452s, 2041	17,543,669	173,248
Ser. 02-T1, Class IO, IO, 0.428s, 2031	3,449,668	32,575
Ser. 03-W6, Class 3, IO, 0.366s, 2042	2,203,427	19,631
Ser. 01-79, Class BI, IO, 0.332s, 2045	5,415,904	47,876
Ser. 03-W6, Class 21, IO, 0.004s, 2042	140,460	1
Ser. 06-104, Class EK, zero %, 2036	336,051	329,725
Ser. 372, Class 1, Principal Only (PO), zero %, 2036	6,414,995	5,135,760
Ser. 371, Class 1, PO, zero %, 2036	1,474,390	1,247,214
Ser. 05-113, Class DO, PO, zero %, 2036	8,102,303	6,604,027
Ser. 367, Class 1, PO, zero %, 2036	218,116	164,328
Ser. 363, Class 1, PO, zero %, 2035	14,425,293	10,868,056
Ser. 361, Class 1, PO, zero %, 2035	4,912,768	4,000,784
Ser. 04-38, Class AO, PO, zero %, 2034	1,569,968	1,133,517
Ser. 342, Class 1, PO, zero %, 2033	890,933	702,000
Ser. 02-82, Class TO, PO, zero %, 2032	1,956,960	1,576,273
Ser. 04-61, Class CO, PO, zero %, 2031	1,607,000	1,292,380
FRB Ser. 05-117, Class GF, zero %, 2036	177,816	166,231
FRB Ser. 05-79, Class FE, zero %, 2035	436,269	444,193
FRB Ser. 05-45, Class FG, zero %, 2035	412,476	399,151
FRB Ser. 05-81, Class DF, zero %, 2033	150,595	152,690
FRB Ser. 06-1, Class HF, zero %, 2032	244,407	239,752
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-59, Class 1A3, 7 1/2s, 2043	2,793,782	2,940,660
Ser. T-58, Class 4A, 7 1/2s, 2043	423,471	442,796
Ser. T-42, Class A5, 7 1/2s, 2042	282,395	293,839
Ser. T-41, Class 3A, 7 1/2s, 2032	2,024	2,107
Ser. T-60, Class 1A2, 7s, 2044	1,027,226	1,064,585
Ser. T-59, Class 1A2, 7s, 2043	2,386,636	2,478,610
Ser. T-55, Class 1A2, 7s, 2043	1,406,969	1,447,008
Freddie Mac
IFB Ser. 3012, Class GP, 2.513s, 2035	725,995	690,907
IFB Ser. 3202, Class PS, 7.14s, 2036	890,438	944,714
IFB Ser. 3153, Class SX, 6 1/2s, 2036	2,299,039	2,438,948
IFB Ser. 3081, Class DC, 5.085s, 2035	655,159	651,849
IFB Ser. 3114, Class GK, 5s, 2036	415,222	416,002
IFB Ser. 2979, Class AS, 4.657s, 2034	291,540	277,692
IFB Ser. 3153, Class UT, 4.4s, 2036	1,338,424	1,298,664
IFB Ser. 3065, Class DC, 3.81s, 2035	988,611	919,479
IFB Ser. 3050, Class SA, 3 1/2s, 2034	702,859	645,755
IFB Ser. 3031, Class BS, 3.35s, 2035	1,389,770	1,289,364
IFB Ser. 2594, Class SE, IO, 1.7s, 2030	1,833,999	89,407
IFB Ser. 2828, Class TI, IO, 1.7s, 2030	936,855	52,962
IFB Ser. 3033, Class SF, IO, 1.45s, 2035	1,389,373	51,233
IFB Ser. 3028, Class ES, IO, 1.4s, 2035	4,768,731	320,420
IFB Ser. 3042, Class SP, IO, 1.4s, 2035	1,066,025	64,388
IFB Ser. 3045, Class DI, IO, 1.38s, 2035	10,500,449	439,210
IFB Ser. 3136, Class NS, IO, 1.35s, 2036	455,491	26,706
IFB Ser. 3054, Class CS, IO, 1.35s, 2035	1,062,340	45,479
IFB Ser. 3107, Class DC, IO, 1.35s, 2035	2,391,193	160,376
IFB Ser. 3066, Class SI, IO, 1.35s, 2035	6,477,093	424,663
IFB Ser. 3031, Class BI, IO, 1.34s, 2035	923,888	63,465
IFB Ser. 3067, Class SI, IO, 1.3s, 2035	3,797,861	255,822
IFB Ser. 3114, Class TS, IO, 1.3s, 2030	7,155,173	305,061
IFB Ser. 3128, Class JI, IO, 1.28s, 2036	229,457	11,777
IFB Ser. 3065, Class DI, IO, 1.27s, 2035	709,570	44,710
IFB Ser. 3145, Class GI, IO, 1 1/4s, 2036	185,224	11,720
IFB Ser. 3114, Class GI, IO, 1 1/4s, 2036	998,067	64,848
IFB Ser. 3174, Class BS, IO, 1.17s, 2036	885,356	31,184
IFB Ser. 3152, Class SY, IO, 1.13s, 2036	974,717	59,092
IFB Ser. 3081, Class DI, IO, 1.13s, 2035	878,909	45,054
IFB Ser. 3012, Class UI, IO, 1.07s, 2035	1,747,147	90,077
IFB Ser. 3016, Class SP, IO, 0.76s, 2035	908,049	24,408
IFB Ser. 3016, Class SQ, IO, 0.76s, 2035	2,082,757	56,943
IFB Ser. 3012, Class IG, IO, 0.73s, 2035	6,318,089	266,158
IFB Ser. 2957, Class SW, IO, 0.65s, 2035	4,697,525	110,832
IFB Ser. 2815, Class S, IO, 0.65s, 2032	2,067,680	53,866
Ser. 242, PO, zero %, 2036	1,372,679	1,114,874
Ser. 239, PO, zero %, 2036	8,612,998	6,884,575
Ser. 3174, PO, zero %, 2036	249,180	211,142
Ser. 236, PO, zero %, 2036	1,849,229	1,479,778

Ser. 3045, Class DO, PO, zero %, 2035	803,007	643,737
Ser. 231, PO, zero %, 2035	4,717,417	3,569,474
Ser. 228, PO, zero %, 2035	4,060,179	3,207,960
Ser. 3130, Class KO, PO, zero %, 2034	273,608	217,485
FRB Ser. 3213, Class FX, zero %, 2036	304,781	293,018
FRB Ser. 3231, Class X, zero %, 2036	332,830	333,142
FRB Ser. 3048, Class XG, zero %, 2035	183,699	171,231
FRB Ser. 3030, Class CF, zero %, 2035	448,302	444,642
FRB Ser. 3022, Class TC, zero %, 2035	156,172	163,932
FRB Ser. 2986, Class XT, zero %, 2035	97,114	96,689
FRB Ser. 2958, Class FL, zero %, 2035	424,266	392,688
FRB Ser. 3046, Class WF, zero %, 2035	202,337	196,001
FRB Ser. 3054, Class XF, zero %, 2034	96,828	94,558
FRB Ser. 3024, Class CW, zero %, 2034	88,242	86,122
FRB Ser. 3046, Class UF, zero %, 2033	513,197	496,143
Government National Mortgage Association
IFB Ser. 05-84, Class SB, 3 5/8s, 2035	507,597	469,151
IFB Ser. 05-68, Class DP, 3.542s, 2035	3,828,535	3,608,196
IFB Ser. 05-84, Class SL, 3s, 2035	2,572,959	2,341,838
IFB Ser. 05-66, Class SP, 3s, 2035	2,976,812	2,713,169
IFB Ser. 05-7, Class NP, 2.897s, 2033	380,807	359,916
IFB Ser. 05-68, Class SN, IO, 1.85s, 2034	3,165,455	167,168
IFB Ser. 05-65, Class SI, IO, 1s, 2035	8,925,070	336,058
IFB Ser. 06-7, Class SB, IO, 0.97s, 2036	8,200,646	246,899
IFB Ser. 05-68, Class KI, IO, 0.95s, 2035	26,829,000	1,441,599
IFB Ser. 05-68, Class SI, IO, 0.95s, 2035	16,264,184	693,722
IFB Ser. 06-14, Class S, IO, 0.9s, 2036	2,213,506	75,815
IFB Ser. 05-51, Class SJ, IO, 0.85s, 2035	4,796,967	192,482
IFB Ser. 05-68, Class S, IO, 0.85s, 2035	9,335,790	364,622
IFB Ser. 04-90, Class SI, IO, 0 3/4s, 2034	7,479,993	247,057
IFB Ser. 05-60, Class SJ, IO, 0.43s, 2034	7,914,553	201,894
GS Mortgage Securities Corp. II
Ser. 06-GG8, Class A4, 5.56s, 2039	379,000	384,825
Ser. 04-GG2, Class A6, 5.396s, 2038	1,886,000	1,894,808
Ser. 05-GG4, Class A4B, 4.732s, 2039	1,427,000	1,363,901
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 06-CB16, Class A4, 5.552s, 2045	395,000	401,047
Ser. 06-CB14, Class A4, 5.481s, 2044	1,700,000	1,717,272
Ser. 05-CB11, Class A4, 5.335s, 2037	2,827,000	2,825,177
Ser. 06-LDP9, Class A3, 5.336s, 2047	1,448,000	1,445,741
LB-UBS Commercial Mortgage Trust
Ser. 05-C7, Class AM, 5.263s, 2040	1,783,000	1,764,756
Ser. 04-C7, Class A6, 4.786s, 2029	759,000	731,980
Lehman Mortgage Trust
Ser. 06-9, Class 2A2, IO, 1.27s, 2036	3,068,000	148,000
Ser. 06-9, Class 2A3, IO, 1.27s, 2036	4,396,000	238,147
IFB Ser. 06-7, Class 2A4, IO, 1.2s, 2036	4,894,201	182,126
IFB Ser. 06-7, Class 2A5, IO, 1.2s, 2036	4,232,025	221,080
IFB Ser. 06-6, Class 1A2, IO, 1.15s, 2036	1,846,393	73,374
IFB Ser. 06-6, Class 1A3, IO, 1.15s, 2036	2,426,044	117,593
IFB Ser. 06-7, Class 1A3, IO, 0.03s, 2036	1,952,621	9,560
IFB Ser. 06-6, Class 4A2, IO, 0.03s, 2036	1,869,015	3,034
Morgan Stanley Capital I
Ser. 05-HQ6, Class A4A, 4.989s, 2042	1,735,000	1,692,396
Ser. 04-HQ4, Class A7, 4.97s, 2040	896,000	876,996
Wachovia Bank Commercial Mortgage Trust
Ser. 06-C23, Class A4, 5.418s, 2045	3,805,000	3,816,981
Ser. 04-C15, Class A4, 4.803s, 2041	1,338,000	1,287,660
Washington Mutual Asset Securities Corp. 144A Ser.
06-SL1, Class A, 5.303s, 2043	646,000	646,102

Total collateralized mortgage obligations (cost $234,725,267)		$229,244,335

ASSET-BACKED SECURITIES (4.2%)(a)

	Principal amount	Value

Banc of America Alternative Loan Trust IFB Ser. 06-6,
Class CB2, IO, 0.03s, 2046	$1,062,842	$1,091
Banc of America Funding Corp. IFB Ser. 06-4, Class A4,
IO, 0.15s, 2036	1,163,418	2,190
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.433s, 2034	5,761,383	23,980
Ser. 05-E, Class 2, IO, 0.306s, 2035	14,331,000	85,847
IFB Ser. 06-2, Class A4, IO, 0.05s, 2036	1,009,025	5,289
Countrywide Alternative Loan Trust
IFB Ser. 06-26CB, Class A2, IO, 0.45s, 2036	1,225,368	2,068
IFB Ser. 06-19CB, Class A2, IO, zero %, 2036	454,894	1,031
IFB Ser. 06-14CB, Class A9, IO, zero %, 2036	1,289,608	6,448
Countrywide Home Loans Ser. 06-0A5, Class X, IO,
2.339s, 2046	5,125,716	214,639
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 0.808s, 2035 (SN)	7,479,950	228,743
IFB Ser. 05-R2, Class 1AS, IO, 0.423s, 2035 (SN)	20,090,438	629,927
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	574,603	611,739
Ser. 05-RP3, Class 1A3, 8s, 2035	1,568,911	1,655,625
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	1,444,299	1,505,942
GSMPS Mortgage Loan Trust 144A IFB Ser. 04-4,
Class 1AS, IO, 0.706s, 2034 (SN)	26,079,690	793,923
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.859s, 2035	480,656	476,277
Lehman Mortgage Trust
IFB Ser. 06-5, Class 2A2, IO, 1.8s, 2036	3,260,542	153,116
IFB Ser. 06-5, Class 1A3, IO, 0.05s, 2036	879,881	3,968

IFB Ser. 06-4, Class 1A3, IO, 0.05s, 2036		1,321,549	9,214
MASTR Adjustable Rate Mortgages Trust
Ser. 04-03, Class 4AX, IO, 1.417s, 2034		1,146,287	25,612
Ser. 05-2, Class 7AX, IO, 0.168s, 2035		2,824,115	7,943
Morgan Stanley Mortgage Loan Trust
Ser. 05-5AR, Class 2A1, 5.396s, 2035		2,517,369	2,512,650
IFB Ser. 06-7, Class 4A3, IO, zero %, 2036		1,033,387	3,334
Residential Asset Mortgage Products, Inc. FRB Ser.
06-RZ2, Class A2, 5.52s, 2036		2,397,000	2,396,251
Residential Asset Securitization Trust IFB Ser.
06-A7CB, Class 1A6, IO, 0.2s, 2036		468,825	5,311
Residential Funding Mortgage Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019		21,174	19,657
Structured Adjustable Rate Mortgage Loan Trust FRB
Ser. 05-18, Class 6A1, 5.271s, 2035		613,253	610,254
Structured Asset Securities Corp.
IFB Ser. 05-10, Class 3A3, 5.088s, 2034		3,488,429	3,240,029
IFB Ser. 05-6, Class 5A8, 3.2s, 2035		2,499,225	2,112,151
Terwin Mortgage Trust 144A FRB Ser. 06-9HGA, Class A1,
5.43s, 2037		1,640,168	1,639,886
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.148s, 2036		590,072	585,587
Ser. 05-AR2, Class 2A1, 4.544s, 2035		379,205	374,047
Ser. 04-R, Class 2A1, 4.36s, 2034		386,023	379,769
Ser. 05-AR9, Class 1A2, 4.354s, 2035		671,418	658,329
Ser. 05-AR12, Class 2A5, 4.32s, 2035		8,657,000	8,398,805
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035		18,649,000	214,035

Total asset-backed securities (cost $30,409,858)			$29,594,707

PURCHASED OPTIONS OUTSTANDING (0.7%)(a)
	Expiration
	date/strike price	Contract amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.28%
versus the three month USD-LIBOR-BBA maturing on
March 8, 2017.	Mar 07/5.28	$40,939,000	$228,636
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate of
5.28% versus the three month USD-LIBOR-BBA maturing on
March 8, 2017.	Mar 07/5.28	40,939,000	540,378
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.225% versus the three month USD-LIBOR-BBA maturing
on November 10, 2013.	Nov 11/5.225	16,000,000	180,800
Option on an interest rate swap with Lehman Brothers
for the right to receive a fixed rate swap of 5.19%
versus the three month USD-LIBOR-BBA maturing
December 12, 2017.	Dec 07/5.19	83,043,000	1,751,128
Option on an interest rate swap with Lehman Brothers
for the right to pay a fixed rate swap of 5.19%
versus the three month USD-LIBOR-BBA maturing
December 12, 2017.	Dec 07/5.19	83,043,000	1,702,465
Option on an interest rate swap with Lehman Brothers
for the right to receive a fixed rate swap of 4.885%
versus the three month USD-LIBOR-BBA maturing
December 9, 2011.	Dec 09/4.885	95,100,000	744,323

Total purchased options outstanding (cost $9,538,552)			$5,147,730

SHORT-TERM INVESTMENTS (22.0%)(a)

		Principal amount	Value

Interest in $684,000,000 joint tri-party repurchase
agreement dated December 29, 2006 with Bank of America
Securities, LLC due January 2, 2007 with respect to
various U.S. Government obligations -- maturity value
of $105,662,304 for an effective yield of 5.31%
(collateralized by Freddie Mac and Fannie Mae
securities with yields ranging from 4.50% to 6.50% and
due dates ranging from December 01, 2019 through
January 1, 2037, valued at $697,680,000)		$105,600,000	$105,600,000
U.S. Treasury Bills, for an effective yield of 4.92%,
March 29, 2007 (SEG)		2,605,000	2,574,391
Federal Home Loan Banks, for an effective yield of
5.19%, January 17, 2007		25,000,000	24,942,611
Federal Home Loan Banks, for an effective yield of
5.15%, January 16, 2007		22,250,000	22,202,348

Total short-term investments (cost $155,319,350)			$155,319,350

TOTAL INVESTMENTS

Total investments (cost $731,284,752)(b)			$725,044,818

FUTURES CONTRACTS OUTSTANDING at 12/31/06 (Unaudited)
						Unrealized
			Number of		Expiration	appreciation/
			contracts	Value	date	(depreciation)

Euro-Dollar	90-day	(Long)	929	$219,894,300	Mar-07	$(378,912)
Euro-Dollar	90-day	(Long)	70	16,584,750	Jun-07	(15,115)
Euro-Dollar	90-day	(Long)	69	16,372,838	Sep-07	(9,676)
Euro-Dollar	90-day	(Short)	1,000	237,625,000	Dec-07	478,743
Euro-Dollar	90-day	(Short)	32	7,608,800	Mar-08	8,313
Euro-Dollar	90-day	(Long)	60	14,266,500	Jun-09	(33,163)
U.S. Treasury Bond 20 yr (Short)			1,121	124,921,438	Mar-07	2,637,221
U.S. Treasury Note 2 yr (Short)			169	34,481,281	Mar-07	126,354
U.S. Treasury Note 5 yr (Short)			2,017	211,911,063	Mar-07	1,722,193
U.S. Treasury Note 10 yr (Long)			4,111	441,804,031	Mar-07	(4,953,776)

Total						$(417,818)

WRITTEN OPTIONS OUTSTANDING at 12/31/06 (premiums received $7,636,663) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 5.7% versus the three month USD-LIBOR-BBA maturing on May 14, 2018.	$15,036,000	May 08/5.70	$708,161
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.7% versus the three month USD-LIBOR-BBA maturing on
May 14, 2018.	15,036,000	May 08/5.70	175,613
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on
July 5, 2017.	39,810,000	Jul 07/4.55	1,975,854
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing on
July 5, 2017.	39,810,000	Jul 07/4.55	86,542
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 4.75% versus the three month USD-LIBOR-BBA
maturing December 11, 2010.	9,500,000	Dec 07/4.75	50,151
Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.04% versus the three month USD-LIBOR-BBA
maturing December 9, 2015.	42,200,000	Dec 10/5.04	845,144
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate swap of 5.085% versus the three month
USD-LIBOR-BBA maturing February 1, 2017.	27,012,000	Jan 07/5.085	281,708
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate swap of 5.085% versus the three month
USD-LIBOR-BBA maturing February 1, 2017.	27,012,000	Jan 07/5.085	80,685
Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	14,300,000	Mar 08/5.225	350,722
Option on an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.225% versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	14,300,000	Mar 08/5.225	314,171

Total			$4,868,751

TBA SALE COMMITMENTS OUTSTANDING at 12/31/06 (proceeds receivable $3,742,308) (Unaudited)

						Principal	Settlement
Agency						amount	date	Value

FNMA	6	1/2s,	January	1,	2037	$2,300,000	1/11/07	$2,342,945
FNMA	7	1/2s,	January	1,	2037	1,350,000	1/11/07	1,394,086

Total								$3,737,031

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/06 (Unaudited)
			Payments	Payments	Unrealized
Swap counterparty /		Termination	made by	received by	appreciation/
Notional amount		date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$14,000,000		9/1/15	3 month USD-LIBOR-BBA	4.53%	$(463,451)

386,000		10/2/16	5.15631%	3 month USD-LIBOR-BBA	930

280,000		5/31/16	5.58909%	3 month USD-LIBOR-BBA	(8,655)

48,000,000		10/21/15	4.943%	3 month USD-LIBOR-BBA	784,905

90,500,000		8/11/15	4.892%	3 month USD-LIBOR-BBA	596,687

28,800,000		3/30/09	3.075%	3 month USD-LIBOR-BBA	1,034,745

Citibank, N.A.
54,440,000		7/27/09	5.504%	3 month USD-LIBOR-BBA	(1,242,593)

180,000		4/7/14	5.377%	3 month USD-LIBOR-BBA	(2,599)

191,700,000		4/6/09	3 month USD-LIBOR-BBA	5.264%	344,197

Credit Suisse First Boston International
9,804,300		7/9/14	4.945%	3 month USD-LIBOR-BBA	7,668

Credit Suisse International
576,000		9/28/16	5.10886%	3 month USD-LIBOR-BBA	(4,270)

1,683,000		3/21/16	3 month USD-LIBOR-BBA	5.20497%	25,596

Goldman Sachs International
3,371,000		12/20/16	3 month USD-LIBOR-BBA	5.074%	(29,017)

34,291,000		11/21/26	3 month USD-LIBOR-BBA	5.2075%	(424,709)

154,508,000		11/21/08	5.0925%	3 month USD-LIBOR-BBA	349,681

33,790,000		11/20/26	3 month USD-LIBOR-BBA	5.261%	(194,939)

150,042,000		11/20/08	5.16%	3 month USD-LIBOR-BBA	150,668

380,000	(E)	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(4,043)

JPMorgan Chase Bank, N.A.
44,000,000		10/21/15	4.916%	3 month USD-LIBOR-BBA	804,900

36,500,000		9/2/15	3 month USD-LIBOR-BBA	4.4505%	(1,421,170)

31,200,000		8/4/16	3 month USD-LIBOR-BBA	5.5195%	1,248,235

62,600,000		8/4/08	3 month USD-LIBOR-BBA	5.40%	1,014,093

5,404,000		8/2/15	3 month USD-LIBOR-BBA	4.6570%	(130,108)

1,402,000		12/19/16	5.0595%	3 month USD-LIBOR-BBA	13,657

45,000,000		3/30/08	3 month USD-LIBOR-BBA	5.163%	509,304

25,500,000		3/30/16	3 month USD-LIBOR-BBA	5.2755%	544,804

33,694,000		11/20/26	3 month USD-LIBOR-BBA	5.266%	(173,640)

149,658,000		11/20/08	5.165%	3 month USD-LIBOR-BBA	135,960

51,060,000	(E)	10/10/13	5.09%	3 month USD-LIBOR-BBA	157,180

36,700,000	(E)	10/10/13	5.054%	3 month USD-LIBOR-BBA	198,890

397,000		9/18/16	5.291%	3 month USD-LIBOR-BBA	(8,580)

111,000,000		1/17/16	4.946%	3 month USD-LIBOR-BBA	499,811

4,092,000		8/15/11	5.412%	3 month USD-LIBOR-BBA	(106,595)

Lehman Brothers International (Europe)
4,007,000		10/23/16	5.325%	3 month USD-LIBOR-BBA	(42,953)

9,968,000		10/23/08	5.255%	3 month USD-LIBOR-BBA	(3,959)

4,007,000		10/23/16	3 month USD-LIBOR-BBA	5.3275%	43,733

9,968,000		10/23/08	3 month USD-LIBOR-BBA	5.26%	4,950

93,261,000		8/3/16	5.5675%	3 month USD-LIBOR-BBA	(4,053,848)

168,000		8/3/11	3 month USD-LIBOR-BBA	5.445%	4,627

Lehman Brothers Special Financing, Inc.
17,850,000		9/29/13	5.0555%	3 month USD-LIBOR-BBA	(152,128)

38,390,000		9/8/16	5.3275%	3 month USD-LIBOR-BBA	(940,393)

122,272,000		8/3/08	3 month USD-LIBOR-BBA	5.425%	2,003,053

Total					$1,070,624
(E) Interest rate swap contracts notes regarding extended effective dates.

NOTES

(a) Percentages indicated are based on net assets of $707,446,249.

(b) The aggregate identified cost on a tax basis is $732,332,447, resulting in gross unrealized appreciation and depreciation of $7,641,075 and $14,928,704, respectively, or net unrealized depreciation of $7,287,629.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at December 31, 2006.

(SN) The securities noted above were purchased during the period for an aggregate cost of $1,908,815. During the period, questions arose regarding a potential misidentification of the characteristics of these securities. As a result of initial inquiries into the matter, the values of these securities were adjusted. As of December 31, 2006, the aggregate values of these securities totaled $1,652,593. An investigation of the facts surrounding the acquisition and valuation of these securities is currently underway to determine whether the fund may have claims against other parties in this regard.

At December 31, 2006, liquid assets totaling $104,786,209 have been designated as collateral for open forward commitments and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) are the current interest rates at December 31, 2006.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at December 31, 2006.

Security valuation Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam, LLC. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam American Government Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: February 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: February 28, 2007